Prudential Securities
COMMAND Account
---------------------
COMMAND Money Fund
COMMAND Government Fund
COMMAND Tax-Free Fund

SEMI ANNUAL REPORT
December 31, 1998

(LOGO)

Letter to Shareholders

February 4, 1999

Dear Shareholder:

Money market yields declined sharply during the six months ended December
31, 1998 as overseas economic woes caused financial markets to become increasingly volatile. Consequently, the Federal Reserve eased monetary policy on three separate occasions. Despite the drop in interest rates and a dearth of municipal money market securities, the COMMAND Money,
COMMAND Government and COMMAND Tax-Free funds provided competitive yields during the first half of their fiscal year. For the seven-day period ended December 31, 1998, the COMMAND Tax-Free Fund provided income equivalent to a 5.17% yield for investors in the 39.6% tax bracket.

                          FUND FACTS
                         As of 12/31/98
                               7 Day         Net Asset
Weighted          Total Net
                            Current Yld.    Value (NAV)
Avg. Mat. (WAM)    Assets (mil.)
Command Money                  4.80%           $1.00
67 days        $ 11,516.94

IBC Financial Data             4.53%           $1.00
61 days             N/A
  Money Fund Avg.
  (All Taxable)1

Command                        4.68%           $1.00
43 days        $ 715.54
  Government

IBC Financial Data             4.39%           $1.00
51 days             N/A
   Total Government
   Universe2

Command                        3.12%           $1.00
38 days        $ 1,381.27
   Tax-Free3

IBC Financial Data             2.95%           $1.00
44 days             N/A
    General Purpose Tax-Free
    Money Funds4

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

1. This is the average seven-day current yield, NAV and WAM of all funds in the International Business Communications Financial
Data
all taxable money market fund category for December 29, 1998, which was the closest date to our reporting period.

2. This is the average seven-day current yield, NAV and WAM of all funds in IBC Financial Data's total government universe fund category for December 29, 1998, which was the closest date to our reporting period.

3. Some investors may be subject to the federal alternative minimum tax.

4. This is the average seven-day current yield, NAV and WAM of all funds in IBC Financial Data's stockbroker & general purpose tax-free money fund category for December 29, 1998, which was the closest date to our reporting period.

Fund Objectives.

The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.

The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less.

The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities).
Some securities may be subject to the federal alternative minimum tax (AMT).

There can be no assurance that any of the Funds will achieve their respective investment objectives.

Strategy Session.

Financial Markets Grew Increasingly Volatile.

When the six-month period began, the COMMAND Money Fund's weighted average maturity (WAM) was slightly longer than that of its competition. The WAM takes into account the maturity of each security held in a portfolio and is the measurement tool that determines a portfolio's sensitivity to changes in interest rates. The Fund's WAM began to shorten as continued brisk U.S. economic growth led the portfolio manager to believe short-term interest rates would eventually head higher. Shortening the WAM would allow the Fund quick access to cash to purchase any higher yielding money market securities that became available after rates rose. Meanwhile, the COMMAND Government
Fund's WAM remained largely in line with that of its competition as the first half of our fiscal year began.

In August, a financial crisis spread from Asia to Russia and Latin
America. Investors reacted by purchasing safe securities such as
U.S. Treasury bills and avoiding assets that carried greater credit risk. This trend caused Treasury bills to become overvalued compared with other money market securities. The COMMAND Government Fund's
WAM was lengthened through purchases of federal government agency securities that had cheapened relative to Treasuries. By contrast, the COMMAND Money Fund's WAM continued to shorten because its portfolio manager avoided buying longer-term money market securities as increasingly volatile conditions impaired market liquidity. That is, it became difficult to sell securities at a reasonable price.

Federal Reserve Calmed Financial Markets.

Nevertheless, as the turmoil in global financial markets deepened in late September, many investors continued to buy Treasuries and sell other types of securities. Had this reluctance to buy the stocks and bonds of corporations continued, the U.S economic expansion could have been endangered. Therefore, the Federal Reserve took steps on September 29 to calm financial markets and encourage economic activity. It cut the federal funds rate by a quarter percentage point to 5.25%. That move was followed by a reduction of the same magnitude on October 15 and November 17, leaving the key rate at 4.75%. When it became clear that the Federal Reserve would push rates lower, the COMMAND Money Fund extended its WAM to be more in line with its competition.


The Supply of Munis Declined.

Lengthening the COMMAND Tax-Free Fund's WAM proved to be challenging because there were fewer longer-term municipal money market securities available. For example, the volume of newly issued tax-exempt notes in 1998 was down by 25% from
1997, according to Municipal Market Data. Tax-exempt notes are generally securities that mature in 12 months or less.
State and local governments issued fewer notes as strong economic growth decreased their short-term borrowing needs. Some also preferred to issue longer-term municipal bonds instead of notes in order to lock in the unusually low yields for a lengthier period of time.
Consequently, short-term tax-exempt yields began to decline prior to the reductions in the federal funds rate.

Yields on municipal money market securities also fell in July as investors quickly reinvested money they had received from bond maturities, coupon payments and bonds that were retired early. Therefore, the impact of the federal funds rate cuts in the fall were less dramatic on the municipal money market.

What Went Well.

We Went Bargain Hunting.

As you remember, the flight-to-quality trend caused yields of federal government agency securities to reach bargain levels relative to U.S. Treasury bills. This was viewed as a golden opportunity to shift some of the COMMAND Government Fund's assets from lower-yielding repurchase agreements into attractively priced federal government agency securities. These purchases positioned the Fund's WAM longer than its competition for most of the six-month period.

Although the three cuts in the federal funds rate had pushed taxable money market yields sharply lower, companies anxious to borrow money over year end still paid handsomely to do so in early December. In fact, throughout that month money market securities of corporations and banks provided yields that were very attractive relative to the federal funds rate. We believed these yields would fall to more normal levels in early 1999. Therefore, we went bargain hunting in December and bought variable-rate securities as well as securities maturing in two months, three months and one-year. These purchases helped position the COMMAND Money Fund's WAM longer than that of its competition late in the year.

As the year drew to a close, yields on short-term municipal money market securities climbed as they were sold to raise money to meet shareholder redemptions. The COMMAND Tax-Free Fund, which was heavily invested in these securities, benefited as their yields rose.

And Not So Well.

Flight To Quality Drove Down Rates.

In hindsight, the COMMAND Government Fund should have more aggressively purchased the higher yielding federal government agency securities. Had this occurred, its performance would have been even stronger. In 1999, yields on federal government agency securities have fallen more in line with yields on comparable Treasuries, confirming that the attractive yields available last year were indeed a market aberration.

With regard to the COMMAND Money Fund, we were too conservative, allowing its WAM to shorten dramatically compared to that of its competition from August through mid-September. We adopted this strategy because heightened volatility in the financial markets had temporarily impaired liquidity. Our concerns led us to pass up several buying opportunities, which detracted from the Fund's performance.

Ideally, we would have preferred the COMMAND Tax-Free Fund's WAM to be longer than it was before the first federal funds rate reduction. A longer WAM would have allowed the Fund to lock in higher yields, helping to insulate the Fund from the sharp drop in tax-exempt money market yields that typically occurs in January.

Looking Ahead.

The U.S. economy remains surprisingly resilient. Therefore, we do not expect another federal funds rate reduction in the near future. For the longer term, however, the absence of inflationary pressures in the United States and the spread of global financial turmoil to Latin America suggest the next major change in monetary policy will likely be a short-term rate cut.

With this in mind, we plan to keep the Funds' WAMs longer than those of their competition by purchasing term securities "on weakness" or when yields temporarily rise. Maintaining a longer
WAM in the COMMAND Tax-Free Fund could still prove challenging, however, because we expect the supply of municipal money market securities to remain very limited until later in the first quarter.

Sincerely,


Michelle Errico Gonnella    Bernard D. Whitsett, II
Richard S. Lynes
Portfolio Manager           Portfolio Manager
Portfolio Manager
COMMAND Money Fund          COMMAND Government Fund
COMMAND Tax-Free Fund



Brian M. Storms
President

COMMAND MONEY FUND                     Portfolio of
Investments
                                       December 31, 1998
(Unaudited)

Principal
 Amount                                       Value
  (000)             Description             (Note 1)
              Bank Notes--9.1%
              Comerica Bank N.A.
$  50,000(a)  5.42438%, 1/19/99........  $    49,983,898
              FCC National Bank
   65,000     5.19%, 1/15/99...........       65,000,000
  125,000     4.885%, 12/16/99.........      124,924,997
   66,000     4.90%, 12/16/99..........       65,969,537
              First Union National Bank
   86,000     5.59%, 2/19/99...........       86,000,000
              Key Bank N.A.
   16,000(a)  5.33%, 1/13/99...........       16,000,294
   38,000(a)  4.67%, 1/29/99...........       37,998,452
  122,000(a)  4.65%, 3/18/99...........      121,985,279
              Nationsbank N.A.
  376,000     5.05%, 2/16/99...........      376,000,000
  108,000     4.90%, 12/14/99..........      107,950,438
                                         ---------------
                                           1,051,812,895
                                         ---------------
              Certificates Of Deposit - Domestic--1.0%
              Chase Manhattan Bank
  115,000     5.25%, 2/8/99............      115,000,000
                                         ---------------
              Certificates Of Deposit - Eurodollar--2.4%
              Abbey National Treasury
                Services PLC
  100,000     5.75%, 3/5/99............      100,000,000
              Deutsche Bank
  175,000     5.20%, 2/26/99...........      175,000,000
                                         ---------------
                                             275,000,000
                                         ---------------
              Certificates Of Deposit - Yankee--15.6%
              ABN-Amro Bank N.A.
  131,000     4.88%, 12/22/99..........      130,913,895
  100,000     4.92%, 12/23/99..........       99,952,927
              Barclays Bank PLC
  191,000(a)  5.486%, 1/4/99...........      190,937,137
   50,000     5.56%, 2/25/99...........       49,995,664
              Bayerische Hypotheken und
                Vereinsbank AG
$  15,000     5.675%, 3/3/99...........  $    14,998,919
              Bayerische Landesbank
                Girozentrale
   50,000(a)  5.494%, 1/30/99..........       49,980,274
  195,000     4.885%, 12/20/99.........      194,881,685
              Canadian Imperial Bank of
                Commerce
    5,000     5.12%, 1/19/99...........        5,000,000
  114,000     5.55%, 2/10/99...........      113,994,007
   54,000     5.705%, 3/30/99..........       53,988,868
              Credit Agricole Indosuez
   50,000     5.66%, 3/23/99...........       49,994,683
   50,000     5.74%, 4/26/99...........       49,990,952
              Deutsche Bank
  150,000     5.54%, 2/24/99...........      149,989,353
   25,000     5.57%, 2/26/99...........       24,998,160
   47,000     5.62%, 2/26/99...........       46,996,543
   47,000     5.63%, 2/26/99...........       46,993,781
   50,000     5.66%, 3/3/99............       49,995,996
              National Bank of Canada
   96,000     5.23%, 3/2/99............       96,000,000
   50,000     5.19%, 5/7/99............       50,000,000
              Rabobank Nederland N.V.
   92,000     5.50%, 2/9/99............       91,992,454
              Royal Bank of Canada
  118,000(a)  5.467%, 1/6/99...........      117,952,424
   19,000     5.645%, 3/9/99...........       18,994,646
  100,000     4.92%, 12/24/99..........       99,952,795
                                         ---------------
                                           1,798,495,163
                                         ---------------
              Commercial Paper--55.7%
              Abbey National North
                America Corp.
  100,000     5.49%, 2/4/99............       99,481,500
  109,000     5.229%, 2/9/99...........      108,382,542

                                      -6-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)             Description             (Note 1)
              Commercial Paper--(cont'd.)
              Aetna Services, Inc.
$   4,000     5.60%, 1/12/99...........  $     3,993,156
   31,000     5.50%, 1/15/99...........      30,933,694+
              American General Corp.
   30,000     5.11%, 3/8/99............       29,718,950
              American General Finance
                Corp.
   48,188     5.20%, 2/9/99............       47,916,541
   31,000     5.22%, 2/17/99...........       30,788,735
              American Honda Finance
                Corp.
   28,990     5.25%, 2/11/99...........       28,816,664
              Aon Corp.
   15,000     5.30%, 2/23/99...........       14,882,958
   20,000     5.38%, 2/26/99...........       19,832,622
              Associates Corp. of North
                America
   22,846     5.03%, 2/2/99............       22,743,853
   58,000     5.22%, 2/16/99...........       57,613,140
  100,000     5.11%, 3/8/99............       99,063,167
              Associates First Capital
                Corp.
   77,000     5.20%, 2/10/99...........       76,555,111
   50,000     5.29%, 2/12/99...........       49,691,417
   50,000     5.16%, 2/16/99...........       49,670,333
              Bank of Montreal
  290,000     5.122%, 2/18/99..........      288,019,493
              BBL North America Funding
                Corp.
   15,211     5.21%, 1/20/99...........       15,169,174
  120,000     5.09%, 1/28/99...........      119,541,900
   29,910     5.33%, 1/29/99...........       29,786,006
              Cargill, Inc.
   25,000     5.12%, 3/12/99...........       24,751,111
              Centric Capital Corp.
    4,694     5.10%, 1/29/99...........        4,675,380
              Chase Manhattan Corp.
  211,292     5.22%, 2/22/99...........      209,698,858
              Chrysler Financial
                Company LLC
   10,397     5.09%, 1/29/99...........       10,355,839
   97,600     5.25%, 2/22/99...........       96,859,867
  125,000     5.11%, 3/8/99............      123,828,958
              Coca-Cola Enterprises,
                Inc.
$  14,800     5.28%, 1/25/99...........  $    14,747,904
              Commercial Credit Co.
   50,000     5.17%, 1/28/99...........       49,806,125
              Cregem North America,
                Inc.
   50,000     5.12%, 3/18/99...........       49,459,556
   80,000     5.12%, 3/19/99...........       79,123,911
              Daimler Chrysler North
                America Holdings, Inc.
   10,274     5.22%, 2/23/99...........       10,195,044
   80,894     5.25%, 2/23/99...........       80,268,757
              Enterprise Funding Corp.
   39,482     5.30%, 1/28/99...........       39,325,059
              Falcon Asset
                Securitization Corp.
    9,345     5.43%, 2/17/99...........        9,278,752
              First Chicago Financial
                Corp.
   55,000     5.22%, 2/19/99...........       54,609,225
   15,000     5.24%, 2/25/99...........       14,879,917
   25,000     4.92%, 5/27/99...........       24,501,167
              Ford Motor Credit Co.
   35,000     5.3975%, 1/14/99.........       35,000,000
   76,000     5.20%, 2/19/99...........       75,462,089
   76,945     5.10%, 3/8/99............       76,225,564
              General Electric Capital
                Corp.
  202,996     5.16%, 1/29/99...........      202,181,309
  212,000     5.10%, 2/19/99...........      210,528,367
  124,064     5.11%, 3/8/99............      122,901,727
      911     4.88%, 3/10/99...........          902,603
   10,000     4.88%, 6/11/99...........        9,781,756
              General Motors Acceptance
                Corp.
  461,000     5.06%, 1/29/99...........      459,185,709
   67,000     5.12%, 3/19/99...........       66,266,276
              ING America Insurance Holdings, Inc.
   10,000     5.49%, 1/27/99...........        9,960,350
   23,622     5.13%, 2/4/99............       23,507,551
              Johnson Controls, Inc.
  100,000     5.42%, 1/19/99...........       99,729,000
              Merrill Lynch & Co., Inc.
   10,347     5.50%, 2/25/99...........       10,260,056
  200,000     5.14%, 3/19/99...........      197,801,222

                                      -7-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)             Description             (Note 1)
              Commercial Paper--(cont'd.)
              Monte Rosa Capital Corp.
$  38,716     5.40%, 1/28/99...........  $    38,559,200
   16,500     5.28%, 2/17/99...........       16,386,260
   51,000     5.43%, 2/19/99...........       50,623,067
  221,000     5.46%, 2/19/99...........      219,357,602
   19,994     5.28%, 2/22/99...........       19,841,512
              NationsBank Corp.
   56,000     5.50%, 2/12/99...........       55,640,667
              Nationwide Building
                Society
   75,000     5.11%, 3/9/99............       74,286,729
              Nordbanken North America,
                Inc.
  180,000     5.20%, 1/15/99...........      179,636,000
  200,000     5.10%, 2/17/99...........      198,668,333
              Norwest Financial, Inc.
    7,000     5.23%, 3/4/99............        6,936,949
              Old Line Funding Corp.
  125,000     5.40%, 1/14/99...........      124,756,250
   94,750     5.40%, 1/15/99...........       94,551,025
    6,266     5.37%, 1/29/99...........        6,239,829
              PNC Funding Corp.
   20,000     5.20%, 2/22/99...........       19,849,778
              Preferred Receivables
                Funding Corp.
   22,000     5.40%, 2/16/99...........       21,848,200
              Safeco Corp.
   65,881     5.08%, 4/19/99...........       64,876,974
              Salomon Smith Barney
                Holdings, Inc.
  122,200     5.23%, 1/15/99...........      121,951,459
   63,300     5.31%, 2/10/99...........       62,926,530
   50,000     5.31%, 2/16/99...........       49,660,750
              Sears Roebuck Acceptance
                Corp.
   50,000     5.25%, 2/23/99...........       49,613,542
   10,000     5.25%, 2/24/99...........        9,921,250
              Thunder Bay Funding, Inc.
   26,655     5.65%, 1/15/99...........       26,596,433
              Toronto Dominion Holdings
                (U.S.A.), Inc.
$  29,516     4.90%, 6/4/99............  $    28,897,312
  400,000     4.90%, 6/8/99............      391,397,778
              Triple A One Funding
                Corp.
    5,251     5.65%, 1/12/99...........        5,241,935
              UBS Finance (Delaware),
                Inc.
  182,243     5.219%, 1/15/99..........      181,873,118
   76,026     5.073%, 1/28/99..........       75,736,740
  150,000     4.949%, 3/1/99...........      148,783,371
              Unifunding, Inc.
   52,000     5.23%, 2/5/99............       51,735,594
  150,000     5.10%, 2/26/99...........      148,810,000
              Windmill Funding Corp.
   40,000     5.60%, 1/15/99...........       39,912,889
   24,488     5.42%, 1/19/99...........       24,421,638
   63,500     5.40%, 1/28/99...........       63,242,825
              Wood Street Funding Corp.
   10,000     5.45%, 2/8/99............        9,942,472
   12,641     5.40%, 2/12/99...........       12,561,362
                                         ---------------
                                           6,413,945,338
                                         ---------------
              Loan Participations--1.0%
              Baker Hughes, Inc.
  115,000(b)  5.70%, 1/29/99
                (cost $115,000,000;
                purchased 12/18/98)....      115,000,000
                                         ---------------
              Other Corporate Obligations--13.8%
              Abbey National Treasury
                Services PLC
   22,000(a)  5.50%, 2/5/99............       21,998,363
   75,000(a)  5.72%, 6/11/99...........       74,974,657
              Bishops Gate Residential
                Mortgage Trust 1998-2
   78,000(a)  5.747%, 1/20/99..........       78,000,000
              General Motors Acceptance
                Corp.
   31,000(a)  5.199%, 2/2/99...........       30,999,211
              Goldman, Sachs Group,
                L.P.
  268,000(a)(b) 5.875%, 1/19/99
                (cost $268,000,000;
                purchased 6/26/98).....      268,000,000

                                      -8-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND MONEY FUND

Principal
 Amount                                       Value
  (000)             Description             (Note 1)
              Other Corporate Obligations--(cont'd.)
              John Deere Capital Corp.
$  54,000(a)  5.247%, 2/9/99...........  $    53,996,538
              Liquid Asset Backed
                Securities Trust 1998-1
   52,635(a)  5.624%, 1/26/99..........       52,635,138
              Restructured Asset
                Securities
  245,000(a)  5.611%, 1/4/99...........      245,000,000
   23,000(a)(b) 5.629%, 1/29/99
                (cost $23,000,000;
                purchased 4/3/98)......       23,000,000
  221,000(a)  5.675%, 2/10/99..........      221,000,000
              Short Term Repackaged
                Asset Trust 1998-E
  148,000(a)(b) 5.551%, 1/19/99
                (cost $148,000,000;
                purchased 9/23/98).....      148,000,000
              Strategic Money Market
                Trust 1998-A
  286,000(a)  5.320%, 3/16/99..........      286,000,000
              Strategic Money Market
                Trust 1998-B
   88,000(a)  5.592%, 1/5/99...........       88,000,000
                                         ---------------
                                           1,591,603,907
                                         ---------------
              Total Investments--98.6%
              (amortized cost
                $11,360,857,303(c))....   11,360,857,303
              Other assets in excess of
                liabilities--1.4%......      156,079,287
                                         ---------------
              Net Assets--100%.........  $11,516,936,590
                                         ---------------
                                         ---------------

---------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Indicates a security restricted as to resale. The aggregate cost of such securities is $554,000,000. The aggregate value of $554,000,000 is approximately 4.8% of net assets.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 1998 was as follows:

Commercial Banks...........................   55.7%
Motor Vehicle Parts........................    9.2
Asset Backed Securities....................    9.1
Security Brokers & Dealers.................    6.2
Short-Term Business Credit.................    4.7
Personal Credit Institutions...............    4.3
Bank Holding Companies - Domestic..........    4.2
Oil Construction Equipment.................    1.0
Regulating Controls........................    0.9
Accidental & Health Insurance..............    0.9
Fire & Marine Casualty Insurance...........    0.8
Department Stores..........................    0.5
Farm Machinery & Equipment.................    0.5
Life Insurance.............................    0.3
Grain Mills Products.......................    0.2
Beverages..................................    0.1
                                             -----
                                              98.6
Other assets in excess of liabilities......    1.4
                                             -----
                                             100.0%
                                             -----
                                             -----
                                      -9-
                         See Notes to Financial Statements
appearing on page 29.

 COMMAND MONEY FUND
 Statement of Assets and Liabilities (Unaudited)

Assets
December 31, 1998

-----------------
Investments, at amortized cost which approximates market
value........................    $11,360,857,303
Receivable for Fund shares
sold.......................................................
364,034,201
Interest
receivable..................................................
 .................         72,729,606
Prepaid
expenses....................................................
 ..................            168,360

-----------------
  Total
assets......................................................
 ..................     11,797,789,470

-----------------
Liabilities
Payable for Fund shares
repurchased.................................................
 ..        275,554,195
Management fee
payable.....................................................
 ...........          3,720,522
Accrued expenses and other
liabilities................................................
883,027
Distribution fee
payable.....................................................
 .........            695,136

-----------------
  Total
liabilities.................................................
 ..................        280,852,880

-----------------
Net
Assets......................................................
 ......................    $11,516,936,590

-----------------

-----------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...............................................    $
115,169,366
  Paid-in capital in excess of
par....................................................
11,401,767,224

-----------------
Net assets, December 31,
1998........................................................
 .    $11,516,936,590

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($11,516,936,590 /
  11,516,936,590 shares of beneficial interest ($.01 par
value) issued and

outstanding)................................................
 ........................              $1.00

-----------------

-----------------

See Notes to Financial Statements appearing on page 29.
                                      -10-

 COMMAND MONEY FUND
 Statement of Operations (Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1998
Income
  Interest.............................    $   312,762,854
                                        ------------------
Expenses
  Management fee.......................         20,492,481
  Distribution fee.....................          7,093,694
  Transfer agent's fees and expenses...          1,693,000
  Registration fees....................            303,000
  Reports to shareholders..............            161,000
  Custodian's fees and expenses........            134,000
  Insurance expense....................             74,000
  Trustees' fees.......................             25,000
  Audit fee............................             15,000
  Legal fees and expenses..............             10,000
  Miscellaneous........................             41,567
                                        ------------------
    Total expenses.....................         30,042,742
                                        ------------------
Net investment income..................        282,720,112
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $   282,720,112
                                        ------------------
                                        ------------------

See Notes to Financial Statements
appearing on page 29.

 COMMAND MONEY FUND
 Statement of Changes in Net Assets (Unaudited)

                         Six Months
                           Ended            Year Ended
Increase (Decrease)     December 31,         June 30,
in Net Assets               1998               1998
Operations
  Net investment
    income........... $    282,720,112   $    411,627,966
  Net realized gain
    on investment
    transactions.....        --                    76,865
                      ----------------   ----------------
  Net increase in net
    assets resulting
    from
    operations.......      282,720,112        411,704,831
                      ----------------   ----------------
Dividends and
distributions to
shareholders (Note
1)...................     (282,720,112)      (411,704,831)
                      ----------------   ----------------
Fund share
transactions (at $1
per share)
  Net proceeds from
    shares
    subscribed.......   26,423,451,941     40,246,065,983
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions....      282,720,112        411,704,831
  Cost of shares
    reacquired.......  (24,279,524,334)   (38,197,384,515)
                      ----------------   ----------------
  Net increase in net
    assets from Fund
    share
    transactions.....    2,426,647,719      2,460,386,299
                      ----------------   ----------------
Total increase.......    2,426,647,719      2,460,386,299
Net Assets
Beginning of
period...............    9,090,288,871      6,629,902,572
                      ----------------   ----------------
End of period........ $ 11,516,936,590   $  9,090,288,871
                      ----------------   ----------------
                      ----------------   ----------------

See Notes to Financial Statements
appearing on page 29.

 COMMAND MONEY FUND
 Financial Highlights (Unaudited)

                                            Six Months
                                              Ended
Year Ended June 30,
                                           December 31,
------------------------------------------------------------
----------
                                               1998
1998           1997           1996           1995
1994
                                           ------------
----------     ----------     ----------     ----------
----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...    $      1.000
$    1.000     $    1.000     $    1.000     $    1.000
$    1.000
Net investment income and net realized
  gains................................           0.025
0.052          0.049          0.052          0.050
0.029
Dividends and distributions to
  shareholders.........................          (0.025)
(0.052)        (0.049)        (0.052)        (0.050)
(0.029)
                                           ------------
----------     ----------     ----------     ----------
----------
Net asset value, end of period.........    $      1.000
$    1.000     $    1.000     $    1.000     $    1.000
$    1.000
                                           ------------
----------     ----------     ----------     ----------
----------
                                           ------------
----------     ----------     ----------     ----------
----------
TOTAL RETURN(b):.......................            2.54%
5.31%          5.06%          5.30%          5.13%
2.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........    $ 11,516,937
$9,090,289     $6,629,903     $5,309,842     $4,055,700
$2,448,201
Average net assets (000)...............    $ 11,257,384
$7,936,219     $6,078,525     $4,896,794     $3,072,284
$2,570,195
Ratios to average net assets:
  Expenses, including distribution
  fees.................................             .53%(a)
 .54%           .57%           .58%           .59%
 .59%
  Expenses, excluding distribution
  fees.................................             .40%(a)
 .42%           .44%           .46%           .47%
 .47%
  Net investment income................            4.98%(a)
5.19%          4.97%          5.15%          5.09%
2.92%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.

See Notes to Financial Statements appearing on page 29.
                                      -12-

COMMAND GOVERNMENT FUND                     Portfolio of
Investments
                                            December 31,
1998  (Unaudited)

Principal
  Amount                                       Value
  (000)               Description             (Note 1)
              U.S. Government Agencies--85.0%
              Federal Farm Credit Bank--0.2%
$    1,000    5.32%, 1/4/99.............  $       999,983
                                          ---------------
              Federal Home Loan Bank--37.4%
    92,000(a) 5.38%, 1/8/99.............       91,968,195
    13,000    4.78%, 1/28/99............       12,953,395
    27,000    4.90%, 1/29/99............       26,897,100
    33,500(a) 4.80%, 2/9/99.............       33,480,356
    28,000(a) 5.088%, 2/19/99...........       27,989,638
     1,000    5.595%, 3/10/99...........        1,000,870
    10,000    5.58%, 3/11/99............       10,000,323
     5,000    5.56%, 3/25/99............        4,998,936
     8,000    5.50%, 3/26/99............        7,997,351
    12,000    5.54%, 4/7/99.............       11,993,128
    15,000    5.54%, 7/13/99............       14,995,381
     3,000    5.25%, 10/14/99...........        3,000,000
    20,000    5.00%, 10/27/99...........       20,000,000
                                          ---------------
                                              267,274,673
                                          ---------------
              Federal Home Loan Mortgage
                Corporation--19.5%
    27,000(a) 5.351%, 1/19/99...........       26,988,322
    21,385    5.08%, 1/20/99............       21,327,664
    27,500    5.11%, 1/22/99............       27,418,027
    22,500(a) 5.424%, 1/26/99...........       22,498,932
    14,000    4.92%, 2/16/99............       13,911,987
    12,500    5.00%, 3/5/99.............       12,390,625
    15,000    5.505%, 3/12/99...........       14,997,872
                                          ---------------
                                              139,533,429
                                          ---------------
              Federal National Mortgage
                Association--16.3%
     3,000(a) 5.334%, 1/19/99...........        2,999,640
    24,000(a) 5.048%, 1/28/99...........       23,983,353
$   10,000    5.00%, 2/5/99.............  $     9,951,389
    18,000    5.41%, 2/23/99............       17,996,474
     7,000    5.37%, 2/26/99............        6,997,231
    20,000(a) 5.038%, 3/16/99...........       19,997,973
    35,000(a) 5.039%, 3/17/99...........       34,984,966
                                          ---------------
                                              116,911,026
                                          ---------------
              Student Loan Marketing Association--11.6%
    22,500(a) 4.81%, 2/4/99.............       22,488,788
    15,000(a) 5.013%, 2/5/99............       14,994,973
    11,500(a) 5.388%, 2/9/99............       11,494,200
    11,034    5.58%, 3/11/99............       11,033,483
    15,000    5.53%, 7/16/99............       14,994,590
     8,000    4.50%, 8/2/99.............        7,974,965
                                          ---------------
                                               82,980,999
                                          ---------------
              Total U.S. Government
                Agencies
                (amortized cost
                $607,700,110)...........      607,700,110
              Repurchase Agreements(b)--13.2%
       213      Merrill Lynch, Pierce,
                Fenner & Smith, Inc.,
                5.02%, dated 12/31/98,
                due 1/5/99 in the amount
                of $213,149 (cost
                $213,000), value of
                collateral including
                accrued
                interest--$217,993......          213,000

       3,500    Morgan (J.P.) Securities
                Inc., 5.10%, dated
                12/4/98, due 1/6/99 in
                the amount of $3,516,363
                (cost $3,500,000), value
                of collateral including
                accrued
                interest--$3,596,271....        3,500,000

       42,000   Morgan (J.P.) Securities
                Inc., 5.15%, dated
                11/05/98, due 1/20/99 in
                the amount of
                $42,456,633 (cost
                $42,000,000), value of
                collateral including
                accrued
                interest--$43,230,079...       42,000,000

                                      -13-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND GOVERNMENT FUND

Principal
 Amount                                       Value
  (000)              Description             (Note 1)
              Repurchase Agreements(b)--(cont'd.)
$   17,025     Morgan Stanley Dean
                Witter, 5.27%, dated
                12/21/98, due 1/5/99 in
                the amount of
                $17,062,384 (cost
                $17,025,000), value of
                collateral including
                accrued
                interest--$17,506,945...  $    17,025,000
    20,640     Morgan Stanley Dean
                Witter, 5.80%, dated
                12/29/98, due 1/5/99 in
                the amount of
                $20,663,277 (cost
                $20,640,000), value of
                collateral including
                accrued
                interest--$21,224,279...       20,640,000
    11,305     Morgan Stanley Dean
                Witter, 5.15%, dated
                12/30/98, due 1/29/99 in
                the amount of
                $11,353,517 (cost
                $11,305,000), value of
                collateral including
                accrued
                interest--$11,533,783...       11,305,000
                                          ---------------
              Total Repurchase
                Agreements
                (amortized cost
                $94,683,000)............       94,683,000
                                          ---------------
              Total Investments--98.2%
                (amortized cost
                $702,383,110(c))........      702,383,110
              Other assets in excess of
                liabilities--1.8%.......       13,156,106
                                          ---------------
              Net Assets--100%..........  $   715,539,216
                                          ---------------
                                          ---------------

---------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S.
Treasury or Federal agency
    obligations.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.

                                      -14-
                         See Notes to Financial Statements
appearing on page 29.

 COMMAND GOVERNMENT FUND
 Statement of Assets and Liabilities (Unaudited)

Assets
December 31, 1998

-----------------
Investments, at amortized cost which approximates market
value........................     $ 702,383,110
Receivable for Fund shares
sold.......................................................
32,052,636
Interest
receivable..................................................
 .................         4,497,436
Prepaid
expenses....................................................
 ..................             9,789

-----------------
  Total
assets......................................................
 ..................       738,942,971

-----------------
Liabilities
Payable for Fund shares
repurchased.................................................
 ..        22,860,774
Management fee
payable.....................................................
 ...........           262,053
Accrued expenses and other
liabilities................................................
237,130
Distribution fee
payable.....................................................
 .........            43,798

-----------------
  Total
liabilities.................................................
 ..................        23,403,755

-----------------
Net
Assets......................................................
 ......................     $ 715,539,216

-----------------

-----------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...............................................     $
7,155,392
  Paid-in capital in excess of
par....................................................
708,383,824

-----------------
Net assets, December 31,
1998........................................................
 .     $ 715,539,216

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($715,539,216 /
  715,539,216 shares of beneficial interest ($.01 par value)
issued and

outstanding)................................................
 ........................             $1.00

-----------------

-----------------

See Notes to Financial Statements appearing on page 29.
                                      -15-

 COMMAND GOVERNMENT FUND
 Statement of Operations (Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1998
Income
  Interest.............................    $    19,595,318
                                        ------------------
Expenses
  Management fee.......................          1,455,748
  Distribution fee.....................            454,921
  Transfer agent's fees and expenses...             53,000
  Custodian's fees and expenses........             38,000
  Audit fee............................             14,000
  Reports to shareholders..............             13,000
  Trustees' fees.......................             11,000
  Legal fees and expenses..............              4,000
  Insurance expense....................              4,000
  Miscellaneous........................                 59
                                        ------------------
    Total expenses.....................          2,047,728
                                        ------------------
Net investment income..................         17,547,590
                                        ------------------
Realized Gain on Investments
Net realized gain on investment
  transactions.........................              9,839
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $    17,557,429
                                        ------------------
                                        ------------------

See Notes to Financial Statements
appearing on page 29.

 COMMAND GOVERNMENT FUND
 Statement of Changes in Net Assets (Unaudited)

                          Six Months
                             Ended          Year Ended
Increase (Decrease)      December 31,        June 30,
in Net Assets                1998              1998
Operations
  Net investment
  income............... $    17,547,590   $    28,533,721
  Net realized gain on
    investment
    transactions.......           9,839            50,018
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      17,557,429        28,583,739
                        ---------------   ---------------
Dividends and
distributions to
shareholders (Note
1).....................     (17,557,429)      (28,583,739)
                        ---------------   ---------------
Fund share transactions
(at $1 per share)
  Net proceeds from
    shares
    subscribed.........   1,664,980,974     2,601,216,630
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions......      17,557,429        28,583,739
  Cost of shares
  reacquired...........  (1,575,726,590)   (2,549,542,451)
                        ---------------   ---------------
  Net increase in net
    assets from Fund
    share
    transactions.......     106,811,813        80,257,918
                        ---------------   ---------------
Total increase.........     106,811,813        80,257,918
Net Assets
Beginning of period....     608,727,403       528,469,485
                        ---------------   ---------------
End of period.......... $   715,539,216   $   608,727,403
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements
appearing on page 29.
                                      -16-

 COMMAND GOVERNMENT FUND
 Financial Highlights (Unaudited)

                                            Six Months
                                              Ended
Year Ended June 30,
                                           December 31,
------------------------------------------------------------
                                               1998
1998         1997         1996         1995         1994
                                           ------------
--------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...      $  1.000
$  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Net investment income and net realized
  gains................................          .024
0.051        0.049        0.050        0.048        0.028
Dividends and distributions to
  shareholders.........................         (.024)
(0.051)      (0.049)      (0.050)      (0.048)      (0.028)
                                           ------------
--------     --------     --------     --------     --------
Net asset value, end of period.........      $  1.000
$  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                           ------------
--------     --------     --------     --------     --------
                                           ------------
--------     --------     --------     --------     --------
TOTAL RETURN(b)........................          2.46%
5.20%        4.97%        5.12%        4.89%        2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........      $715,539
$608,727     $528,469     $487,485     $404,295     $325,257
Average net assets (000)...............      $721,940
$562,693     $534,580     $477,168     $350,458     $376,159
Ratios to average net assets:
  Expenses, including distribution
  fees.................................           .56%(a)
 .56%         .63%         .68%         .65%         .63%
  Expenses, excluding distribution
  fees.................................           .44%(a)
 .44%         .51%         .56%         .53%         .51%
  Net investment income................          4.82%(a)
5.08%        4.84%        4.97%        4.81%        2.79%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for less than a full year are not annualized.

See Notes to Financial Statements appearing on page 29.

COMMAND TAX-FREE FUND                  Portfolio of
Investments
                                       December 31, 1998
(Unaudited)

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note
1)
                          ALABAMA--1.9%
                          Alabama St. Pub. School
                            & College Auth.,
                            F.R.W.D.S.,
                          4.25%, 1/7/99, Ser.
VMIG1         $ 21,195      101................... $
21,195,000
                          Decatur Alabama Ind.
                            Dev. Rev. F.R.D.D.,
                            A.M.T.,
                          5.20%, 1/4/99, Ser.
P-1              4,500      95....................
4,500,000
                                                   ---------
-----

25,695,000
                                                   ---------
-----
                          ALASKA--1.0%
                          Valdez Marine Air
                            Terminal Rev., Arco
                            Trans. Proj.,
                            T.E.C.P.,
                          3.20%, 1/14/99, Ser.
VMIG1            7,000      94C...................
7,000,000
                          3.05%, 2/4/99, Ser.
A-1*             7,500      94A...................
7,500,000
                                                   ---------
-----

14,500,000
                                                   ---------
-----
                          CALIFORNIA--0.6%
                          California Student Ln.
                            Mktg. Corp., Student
                            Ln. Rev., F.R.W.D.,
                          4.15%, 1/7/99, Ser.
VMIG1            9,000      93A...................
9,000,000
                                                   ---------
-----
                          COLORADO--2.5%
                          Colorado Hsg. Fin.
                            Auth., Eagle Trust,
                            F.R.W.D.S.,
                          4.15%, 1/7/99, Ser.
A-1(c)*         34,920      94C...................
34,920,000
                                                   ---------
-----
                          CONNECTICUT--0.6%
                          Connecticut St., Gen.
                            Oblig., Puttable Tax
                            Exempt Rcpts.,
                            Q.T.R.O.T.S.,
                          3.25%, 2/24/99, Ser. 27
                            (cost $8,000,000;
VMIG1            8,000D     purchased 11/13/98)...
8,000,000
                                                   ---------
-----
                          DISTRICT OF COLUMBIA--1.1%
                          Metro. Wash. Airport
                            Rev., T.E.C.P.,
A-1*          $ 15,500    3.15%, 4/28/99.......... $
15,500,000
                                                   ---------
-----
                          GEORGIA--7.9%
                          Atlanta Urban Res., Fin.
                            Auth. Greystone,
                            F.R.W.D.S., A.M.T.,
                          4.25%, 1/7/99, Ser.
A-1+(c)*        23,526      98B...................
23,526,000
                          Cobb Cnty. Dev. Auth.,
                            Institute of Nuclear
                            Pwr., F.R.W.D.,
                          4.00%, 1/6/99, Ser.
NR              10,000      98....................
10,000,000
                          Cobb Cnty. Hsg. Auth.,
                            Terrell Mill II
                            Assoc., F.R.W.D.,
                          4.05%, 1/7/99, Ser.
A-1+*           10,600      93....................
10,600,000
                          Cobb Cnty. Multifam.
                            Hsg. Rev., Post Bridge
                            Proj., F.R.W.D.,
                          4.00%, 1/6/99, Ser.
A-1+*           10,000      96....................
10,000,000
                          De Kalb Cnty. Hsg.
                            Auth., Single Family
                            Mtge. Rev.,
                            F.R.W.D.S., A.M.T.,
A-1+(c)*        10,000    4.25%, 1/7/99, Ser. A...
10,000,000
                          Fulton Cnty. Dev. Auth.
                            Ind. Rev., Siemen's
                            Energy Inc., F.R.W.D.,
                          4.15%, 1/7/99, Ser.
VMIG1            7,750      94....................
7,750,000
                          Monroe Cnty. Dev. Auth.,
                            Poll. Ctrl. Rev.,
                            Oglethorpe Pwr. Corp.,
                            S.E.M.O.T.,
                          3.45%, 5/1/99, Ser.
NR              11,000      96....................
11,000,000

                                      -18-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note
1)
                          GEORGIA--(cont'd.)
                          Roswell Hsg. Auth., Post
                            Canyon Proj.,
                            F.R.W.D.,
                          4.00%, 1/6/99, Ser.
A-1+*         $  9,345      96.................... $
9,345,000
                          Willacoochee Dev. Auth.,
                            Poll. Ctrl. Rev., Lang
                            Board Inc. Proj.,
                            F.R.W.D., A.M.T.,
                          4.20%, 1/7/99, Ser.
Aa2             17,000      97....................
17,000,000
                                                   ---------
-----

109,221,000
                                                   ---------
-----
                          HAWAII--0.9%
                          Hawaii St., Gen Oblg.,
                            F.R.W.D.S.,
                          4.24%, 1/7/99, Ser.
VMIG1           11,810      98B...................
11,810,000
                                                   ---------
-----
                          ILLINOIS--15.9%
                          Chicago, Stockyards
                            Indl. Proj., F.R.W.D.,
                          4.00%, 1/6/99, Ser.
A-1+*           13,300      96A...................
13,300,000
                          Gurnee Ind. Dev. Rev.,
                            Sterigenics Intl.
                            Proj., F.R.W.D.,
                            A.M.T.,
                          4.20%, 1/6/99, Ser.
A-1*             7,750      96....................
7,750,000
                          Illinois Dev. Fin. Auth.
                            Rev., Adventist Hlth.
                            Sys., F.R.W.D.,
                          4.15%, 1/7/99, Ser.
VMIG1           29,365      97A...................
29,365,000
                          American College of
                            Surgeons , F.R.W.D.,
                          3.85%, 1/4/99, Ser.
A-1+*           15,200      96....................
15,200,000
                          Illinois Educ. Fac.
                            Auth.,
                            Eagle Tax Exempt
                            Trust, F.R.W.D.S.,
                          4.20%, 1/7/99, Ser.
A-1+(c)*         9,900      96C130................
9,900,000
                          Illinois Hlth. Fac.
                            Auth., Children's Mem.
                            Hosp., T.E.C.P.,
                          3.00%, 6/25/99, Ser.
VMIG1         $ 14,500      90A................... $
14,500,000
                          Evanston Hosp. Corp.
                            Prog., A.N.N.M.T.,
                          3.80%, 4/30/99, Ser.
VMIG1           18,000      95....................
18,000,000
                          3.10%, 11/1/99, Ser.
VMIG1           25,000      92....................
25,000,000
                          Illinois Hlth. Fac. Dev.
                            Auth., Riverside Hlth.
                            Sys., F.R.W.D.,
                          4.05%, 1/7/99, Ser.
VMIG1           12,900      94....................
12,900,000
                          SSM Health Care,
                            T.E.C.P.,
                          3.25%, 1/12/99, Ser.
A-1+*           20,000      98B...................
20,000,000
                          Illinois Hsg. Dev. Auth.
                            Rev., Homeowner's
                            Mtge. Rev.,
                            A.N.N.M.T., A.M.T.,
                          3.45%, 10/7/99, Ser.
VMIG1            6,000      98F2..................
6,000,000
                          Illinois Student Asst.
                            Comm., Student Ln.
                            Rev., F.R.W.D.,
                            A.M.T.,
                          4.05%, 1/6/99, Ser.
VMIG1        9,000....      98A...................
9,000,000
                          Wheeling Multifam. Hsg.
                            Rev., Woodland Creek
                            II, F.R.W.D.,
                          3.85%, 1/4/99, Ser.
SP-1+*          17,655      90....................
17,655,000
                          Woodridge & Dupage
                            Cntys., Multifam. Hsg.
                            Rev., Hinsdale Lake
                            Terr. Apts., F.R.W.D.,
                          3.95%, 1/4/99, Ser.
A-1+*           20,760      90....................
20,760,000
                                                   ---------
-----

219,330,000
                                                   ---------
-----
                          INDIANA--3.1%
                          Indiana Ed. Fac. Auth.,
                            Wesleyan Univ.,
                            F.R.W.D.,
                          4.15%, 1/7/99, Ser.
NR               8,300      93....................
8,300,000

                                      -19-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note
1)
                          INDIANA--(cont'd.)
                          Indiana St. Office
                            Building Comm.,
                            T.E.C.P.,
P-1           $  8,800    3.10%, 2/5/99, Ser. A... $
8,800,000
P-1              6,800    3.05%, 3/5/99, Ser. A...
6,800,000
                          Indianapolis, Citizen
                            Gas & Coke, T.E.C.P.,
                          3.10%, 2/17/99, Ser.
P-1             10,700      87....................
10,700,000
                          Mount Vernon Poll. Ctrl.
                            Rev., General Elec.
                            Co., T.E.C.P.,
                          3.10%, 1/14/99, Ser.
P-1              8,400      89A...................
8,400,000
                                                   ---------
-----

43,000,000
                                                   ---------
-----
                          IOWA--0.6%
                          Sergeant Bluff Ind.
                            Auth., Sioux City
                            Brick & Tile Proj.,
                            F.R.W.D., A.M.T.,
                          4.20%, 1/7/99, Ser.
NR               8,795      96....................
8,795,000
                                                   ---------
-----
                          KANSAS--0.5%
                          Butler Cnty. Solid Waste
                            Disposal &
                            Cogeneration Texaco
                            Rev., F.R.D.D.,
                            A.M.T.,
                          5.25%, 1/4/99, Ser.
VMIG1            6,300      96B...................
6,300,000
                                                   ---------
-----
                          KENTUCKY--6.2%
                          Kentucky Asset/Liability
                            Commerce, T.E.C.P.,
                          3.10%, 1/8/99, Ser.
VMIG1            9,000      98....................
9,000,000
                          3.05%, 2/8/99, Ser.
VMIG1            8,000      98....................
8,000,000
                          3.00%, 2/19/99, Ser.
VMIG1            8,000      98....................
8,000,000
                          Ohio Cnty. Poll. Ctrl.
                            Rev., Big Rivers Elec.
                            Corp. Proj., F.R.W.D.,
                          4.20%, 1/6/99, Ser.
VMIG1           10,300      83....................
10,300,000
                          4.20%, 1/6/99, Ser.
VMIG1           40,700      85....................
40,700,000
                          Pendleton Cnty., Lease
                            Rev. Prog., T.E.C.P.,
                          3.25%, 2/12/99, Ser.
A-1*          $ 10,000      89.................... $
10,000,000
                                                   ---------
-----

86,000,000
                                                   ---------
-----
                          LOUISIANA--3.1%
                          Ascension Parish Dev.
                            Rev., M.T.H.M.T.,
                            A.M.T.,
                          3.60%, 1/5/99, Ser.
P-1             14,000      98....................
14,000,000
                          Calcasieu Parish Dev.
                            Rev., Citgo Corp.,
                            F.R.D.D., A.M.T.,
                          5.25%, 1/4/99, Ser.
VMIG1            2,600      95....................
2,600,000
                          Louisiana St., Gen.
                            Oblig., F.R.W.D.S.,
                          4.10%, 1/7/99, Ser.
A-1+(c)*         9,080      93A...................
9,080,000
                          4.10%, 1/7/99, Ser.
A-1+(c)*        10,980      95A...................
10,980,000
                          West Baton Rouge Parish
                            Ind. Dist. Pound3
                            Rev., Dow Chemical Co.
                            Proj., F.R.D.D.,
                            A.M.T.,
                          5.30%, 1/4/99, Ser.
P-1              5,700      93....................
5,700,000
                                                   ---------
-----

42,360,000
                                                   ---------
-----
                          MARYLAND--0.8%
                          Montgomery Cnty. First
                            Chicago Tender Opt.
                            Cert., F.R.W.D.S.,
                          4.30%, 1/6/99, Ser.
VMIG1           10,935      98C...................
10,935,000
                                                   ---------
-----
                          MASSACHUSETTS--1.2%
                          Massachusetts St.
                            First Chicago Tender
                            Opt. Cert.,
                            F.R.W.D.S.,
                          4.23%, 1/6/99, Ser.
VMIG1            7,025      98B...................
7,025,000

                                      -20-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note
1)
                          MASSACHUSETTS--(cont'd.)
                          Massachusetts St. Dev.
                            Fin. Agcy., Lasell
                            Village Proj.,
                            F.R.W.D.,
                          4.20%, 1/6/99, Ser.
VMIG1         $ 10,000      98C................... $
10,000,000
                                                   ---------
-----

17,025,000
                                                   ---------
-----
                          MICHIGAN--0.1%
                          Wayne Charter Cnty.,
                            Michigan Airport Rev.,
                            F.R.D.D.S., A.M.T.,
                          5.30%, 1/4/99, Ser.
VMIG1            1,200      SSP25A................
1,200,000
                                                   ---------
-----
                          MINNESOTA--1.4%
                          Bloomington Port Auth.,
                            Tax Rev., F.R.W.D.,
                          3.55%, 1/4/99, Ser.
VMIG1           19,000      95A...................
19,000,000
                                                   ---------
-----
                          MISSISSIPPI--1.2%
                          Harrison Cnty. Poll.
                            Ctrl. Rev.,
                            Mississippi Pwr. Co.
                            Proj., F.R.W.D.,
                          4.00%, 1/6/99, Ser.
A-1*            16,750      92....................
16,750,000
                                                   ---------
-----
                          MISSOURI--1.1%
                          Missouri Hsg. Dev.
                            Comm.,
                            Single Fam. Mtge.
                            Rev., A.N.N.M.T.,
                            A.M.T.,
                          3.90%, 4/1/99, Ser.
SP-1*            1,615      98C...................
1,615,000
                          St. Charles Cnty. Ind.
                            Dev. Auth., Cedar
                            Ridge Apts., F.R.W.D.,
                          4.05%, 1/6/99, Ser.
A-1+*           13,975      88A...................
13,975,000
                                                   ---------
-----

15,590,000
                                                   ---------
-----
                          NEW HAMPSHIRE--3.4%
                          New Hampshire Bus. Fin.
                            Auth., New England
                            Pwr. Co. Proj.,
                          T.E.C.P.,
                          3.30%, 1/7/99, Ser.
VMIG1         $ 25,300      90B................... $
25,300,000
                          T.E.C.P., A.M.T.,
                          3.35%, 1/7/99, Ser.
P-1             15,000      90A...................
15,000,000
                          New Hampshire St. Edu. &
                            Hlth. Fac. Auth.,
                            Prerefunded,
                          7.50%, 1/15/99, Ser.
NR               6,885      95....................
7,169,468
                                                   ---------
-----

47,469,468
                                                   ---------
-----
                          NEW JERSEY--0.1%
                          New Jersey Econ. Dev.
                            Auth. Rev., 865
                            Centennial Ave. Proj.,
                            F.R.W.D., A.M.T.,
                          4.15%, 1/7/99, Ser.
A-1+*            1,850      85....................
1,850,000
                                                   ---------
-----
                          NEW YORK--0.3%
                          New York City, Gen.
                            Oblig., T.E.C.P,
                          3.15%, 2/9/99, Ser.
VMIG1            3,500      94H-3.................
3,500,000
                                                   ---------
-----
                          NORTH CAROLINA--1.4%
                          North Carolina Ed. Fac.
                            Fin. Agcy., Warren
                            Wilson College,
                            F.R.W.D.,
                          4.10%, 1/7/99, Ser.
Aa1             12,200      98....................
12,200,000
                          Rockingham Cnty. Ind.
                            Fac., Poll. Ctrl.
                            Rev.,
                            Phillip Morris Proj.,
                            F.R.W.D.,
P-1              7,200    4.10%, 1/6/99...........
7,200,000
                                                   ---------
-----

19,400,000
                                                   ---------
-----

                                      -21-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note
1)
                          OHIO--3.4%
                          Clinton Cnty. Hosp.
                            Rev., Ohio Hosp.
                            Capital Fin.,
                            F.R.W.D.,
                          4.00%, 1/6/99, Ser.
A-1+*         $ 16,000      98.................... $
16,000,000
                          Medina Cnty. Hsg. Rev.,
                            Oaks At Medina Proj.,
                            F.R.W.D.,
NR               9,650    4.05%, 1/7/99...........
9,650,000
                          Montgomery Cnty. Rev.,
                            Miami Valley Hosp.,
                            T.E.C.P.,
                          3.20%, 2/9/99, Ser.
VMIG1           15,000      98B...................
15,000,000
                          Ohio Hsg. Fin. Agcy.,
                            Multifam. Hsg. Rev.,
                            F.R.W.D.,
A-1+(c)*         5,945    4.15%, 1/8/99, Ser. B...
5,945,000
                                                   ---------
-----

46,595,000
                                                   ---------
-----
                          OKLAHOMA--0.4%
                          Muskogee Ind. Trust,
                            Muskogee Mall Proj.,
                            F.R.W.D.,
                          4.15%, 1/6/99, Ser.
VMIG1            5,200      85....................
5,200,000
                                                   ---------
-----
                          OREGON--2.9%
                          Klamath Falls Elec.
                            Rev., Salt Caves
                            Hydoelectric,
                            A.N.N.M.T.,
                          3.80%, 5/3/99, Ser.
SP-1+*          40,000      86A...................
40,000,000
                                                   ---------
-----
                          PENNSYLVANIA--6.4%
                          Dauphin Cnty. Gen. Auth.
                            Rev., F.R.W.D.,
                          4.00%, 1/6/99, Ser.
A-1+(c)*        20,000      97A...................
20,000,000
                          Ed. & Hlth. Prog.,
                            F.R.W.D.,
                          4.08%, 1/7/99, Ser.
VMIG1           23,800      97....................
23,800,000
                          Lehigh Cnty. Gen.
                            Purpose Rev., Wiley
                            House Proj.,
                            Prerefunded,
NR            $  8,275    8.75%, 11/1/99.......... $
8,794,082
                          Montgomery Cnty. Higher
                            Ed. & Hlth. Auth.
                            Rev., F.R.W.D.,
                          4.10%, 1/6/99, Ser.
A-1*            36,285      96A...................
36,285,000
                                                   ---------
-----

88,879,082
                                                   ---------
-----
                          RHODE ISLAND--0.7%
                          Rhode Island Student Ln.
                            Auth., Student Ln.
                            Pgrm. Rev. Proj.,
                            F.R.W.D., A.M.T.,
                          4.00%, 1/6/99, Ser.
A-1+*           10,000      96-2..................
10,000,000
                                                   ---------
-----
                          SOUTH CAROLINA--4.0%
                          Berkeley Cnty. Poll.
                            Ctrl. Rev., Amoco
                            Chem. Proj., F.R.D.D.,
                            A.M.T.,
                          5.20%, 1/4/99, Ser.
VMIG1            2,700      97....................
2,700,000
                          South Carolina Ed. Fac.
                            Auth., Presbyterian
                            College, F.R.W.D.,
                          4.10%, 1/7/99, Ser.
NR              11,630      98....................
11,630,000
                          South Carolina Pub. Svc.
                            Auth., T.E.C.P.,
P-1             36,000    3.25%, 1/15/99..........
36,000,000
P-1              4,400    3.15%, 1/29/99..........
4,400,000
                                                   ---------
-----

54,730,000
                                                   ---------
-----
                          SOUTH DAKOTA--3.4%
                          Brookings Sch. Dist.,
                            Cert. of Part.,
                            Q.T.R.M.T.,
                          3.85%, 3/11/99, Ser.
NR              12,210      97....................
12,210,000

                                      -22-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note
1)
                          SOUTH DAKOTA--(cont'd.)
                          South Dakota Hlth. & Ed.
                            Fac. Auth., Sioux
                            Valley Hosp. & Hlth.
                            Rev., F.R.W.D.,
                          3.85%, 1/4/99, Ser.
VMIG1         $  9,350      97.................... $
9,350,000
                          South Dakota Hsg. Dev.
                            Auth.,
                            Homeownership Mtge.,
                          A.M.T.,
                          3.75%, 8/5/99, Ser.
MIG1             9,000      98C...................
9,000,000
                          A.N.N.M.T., A.M.T.,
                          3.20%, 12/2/99, Ser.
MIG1            16,250      98C...................
16,250,000
                                                   ---------
-----

46,810,000
                                                   ---------
-----
                          TENNESSEE--4.4%
                          Dickson Cnty.,
                            Renaissance
                            Learning Cent. Rev.,
                            F.R.W.D.,
                          4.00%, 1/6/99, Ser.
Aa3              7,000      97....................
7,000,000
                          Memphis Center City Rev.
                            Fin. Corp., Sports
                            Fac. Redbirds Found.,
                            F.R.W.D.,
VMIG1           22,000    4.25%, 1/7/99, Ser. A...
22,000,000
                          Nashville & Davidson
                            Cntys.,
                            Eagle Tax Exempt Trust
                            A.N.N.O.T.S.,
                          3.25%, 8/12/99, Ser. 96C
                            (cost $16,965,000,
A-1+(c)*        16,965D     purchased 11/16/98)...
16,965,000
                          Shelby Cnty., T.E.C.P.,
A-1+*           15,000    3.00%, 3/8/99, Ser. A...
15,000,000
                                                   ---------
-----

60,965,000
                                                   ---------
-----
                          TEXAS--11.4%
                          Bexar Cnty. Hsg. Fin.
                            Corp. Perrin Park
                            Apt., F.R.W.D.,
                            A.M.T.,
                          4.15%, 1/7/99, Ser.
VMIG1         $ 10,375      96.................... $
10,375,000
                          Brazos River Harbor Nav.
                            Dist., Dow Chemical
                            Co. Proj.,
                            T.E.C.P.,
                          3.35%, 1/8/99, Ser.
P-1             11,100      91....................
11,100,000
                          F.R.D.D., A.M.T.,
                          5.30%, 1/4/99, Ser.
P-1              1,200      92A...................
1,200,000
                          5.30%, 1/4/99, Ser.
P-1              1,100      97....................
1,100,000
                          Merey Sweeney Proj.,
                            F.R.W.D., A.M.T.,
                          5.25%, 1/4/99, Ser.
VMIG1            6,300      96....................
6,300,000
                          Collin Cnty. Hsg. Fin.
                            Corp.,
                            Multifam. Hsg. Rev.,
                            Huntington Apts.
                            Proj., F.R.W.D.,
                          4.15%, 1/7/99, Ser.
A-1*             6,155      96....................
6,155,000
                          Greater Student Ln.
                            Corp. Rev. Rfdg.,
                            A.N.N.M.T., A.M.T.,
                          3.60%, 3/1/99, Ser.
VMIG1           30,500      96A...................
30,500,000
                          Guadalupe Blanco River
                            Auth., BOC Group Inc.,
                            F.R.W.D.,
                          4.10%, 1/7/99, Ser.
NR              13,800      93....................
13,800,000
                          Gulf Coast Ind. Dev.
                            Auth., Citgo Petroleum
                            Proj., F.R.D.D.,
                            A.M.T.,
                          5.25%, 1/4/99, Ser.
VMIG1            2,200      95....................
2,200,000

                                      -23-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount                                   Value
   Rating      (000)          Description (a)         (Note
1)
                          TEXAS--(cont'd.)
                          Houston, Gen Oblig.,
                            T.E.C.P.,
                          3.20%, 1/12/99, Ser.
P-1           $ 10,000      A..................... $
10,000,000
                          3.20%, 1/13/99, Ser.
P-1              9,500      B.....................
9,500,000
                          3.25%, 1/13/99, Ser.
P-1              3,200      B.....................
3,200,000
                          Houston Water & Swr.
                            Sys. Rev., F.R.W.D.S.,
                          4.15%, 1/6/99, Ser.
A-1+(c)*         8,600      SG73..................
8,600,000
                          Houston Water & Swr.
                            Sys., Eagle Trust
                            Proj., F.R.W.D.S.,
                          4.15%, 1/7/99, Ser.
A-1+(c)*        14,005      4305..................
14,005,000
                          San Antonio Elec. & Gas,
                            T.E.C.P.,
                          3.50%, 1/21/99, Ser.
P-1             19,400      A.....................
19,400,000
                          San Antonio Elec. & Gas
                            Rev., Muni. Secs.
                            Trust Rcpts.,
                            F.R.W.D.S.,
                          4.15%, 1/6/99, Ser.
A-1+*           10,220      SGA48.................
10,220,000
                                                   ---------
-----

157,655,000
                                                   ---------
-----
                          UTAH--2.0%
                          Intermountain Pwr. Agy.,
                            T.E.C.P.,
                          3.10%, 2/18/99, Ser.
A-1*            15,000      B.....................
15,000,000
                          Utah St., Gen. Oblig.,
                            T.E.C.P.,
P-1             12,600    3.10%, 1/19/99..........
12,600,000
                                                   ---------
-----

27,600,000
                                                   ---------
-----
                          VIRGINIA--1.9%
                          Chesapeake Bay Bridge &
                            Tunnel, Eagle Tax
                            Exempt Trust,
                            S.E.M.O.T.S.,
                          3.45%, 4/1/99,
                            Ser.984601
                            (cost $14,755,000;
A-1+(c)*        14,755D     purchased 10/8/98)....
14,755,000
                          Harrisonburg Redev. &
                            Hsg. Auth., Multifam.
                            Hsg. Rev., F.R.W.D.,
                          4.00%, 1/7/99, Ser.
VMIG1         $  8,555      91A................... $
8,555,000
                          Hopewell Ind. Dev. Auth.
                            Rev., Hudson Pwr.
                            Proj., F.R.D.D.,
                            A.M.T.,
                          5.30%, 1/4/99, Ser.
P-1          100......      90A...................
100,000
                          King George Cnty. Ind.
                            Dev. Auth. Birchwood
                            Pwr. Proj., F.R.D.D.,
                            A.M.T.,
A-1+*            2,200    5.20%, 1/4/99...........
2,200,000
                                                   ---------
-----

25,610,000
                                                   ---------
-----
                          WASHINGTON--1.2%
                          Washington Hsg. Fin.
                            Comm., Anchor Village
                            Apts. Proj., F.R.W.D.,
                            A.M.T.,
                          4.10%, 1/7/99, Ser.
A-1+*           10,750      97....................
10,750,000
                          Washington St. Hsg. Fin.
                            Comm., Inglenook Court
                            Proj., F.R.D.D.,
                            A.M.T.,
VMIG1            6,075    5.30%, 1/4/99...........
6,075,000
                                                   ---------
-----

16,825,000
                                                   ---------
-----
                          WEST VIRGINIA--1.7%
                          Grant Cnty. Solid Waste
                            Rev., Vepco, T.E.C.P.,
                            A.M.T.,
                          3.25%, 1/8/99, Ser.
VMIG1           15,000      96....................
15,000,000
                          West Virginia Pub.
                            Energy Auth. Rev.,
                            Morgantown Energy
                            Assn., T.E.C.P.,
                            A.M.T.,
                          3.10%, 2/8/99, Ser.
A-1+*            9,000      89A...................
9,000,000
                                                   ---------
-----

24,000,000
                                                   ---------
-----

                                      -24-
                         See Notes to Financial Statements
appearing on page 29.

COMMAND TAX-FREE FUND

             Principal
  Moody's     Amount
Value
   Rating      (000)           Description (a)         (Note
1)
                          WISCONSIN--0.4%
                          Middletown Crossplains
                            Area, T.R.A.N.,
NR            $  5,300    3.73%, 8/25/99.......... $
5,301,619
                                                   ---------
-----
                          WYOMING--0.7%
                          Sweetwater Cnty. Poll.
                            Ctrl. Rev., Pacificorp
                            Proj., T.E.C.P.,
VMIG1            9,140    3.35%, 1/15/99..........
9,140,000
                                                   ---------
-----
                          Total Investments--101.8%
                          (cost
                            $1,406,461,169**).....
1,406,461,169
                          Liabilities in excess of
                            other
                            assets--(1.8%)........
(25,193,656)
                                                   ---------
-----
                          Net Assets--100%........
$1,381,267,513
                                                   ---------
-----
                                                   ---------
-----

---------------
(a) The following abbreviations are used in portfolio descriptions:
  A.M.T.--Alternative Minimum Tax.
  A.N.N.M.T.--Annual Mandatory Tender.
  B.A.N.--Bond Anticipation Note.
  F.R.D.D.--Floating Rate (Daily) Demand Note(b).
  F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
  F.R.W.D.S.--Floating Rate (Weekly) Demand--Synthetic
Note(b).
  Q.T.R.M.T.--Quarterly Monthly Tender.
  Q.T.R.O.T.S.--Quarterly Optional Tender--Synthetic.
  S.E.M.O.T.--Semi-Annual Optional Tender.
  S.E.M.O.T.S.--Quarterly Optional Tender--Synthetic.
  T.A.N.--Tax Anticipation Note.
  T.E.C.P.--Tax Exempt Commercial Paper.
  T.R.A.N.--Tax and Revenue Anticipation Note.

(b) For purposes of amortized cost valuation, the maturity date of Floating Rate
    Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
* Standard & Poor's rating.
** The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
D Indicates a security restricted as to resale. The aggregate cost of such securities is $39,720,000. The aggregate value of $39,720,000 is approximately
  2.9% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.

                                      -25-
                         See Notes to Financial Statements
appearing on page 29.

 COMMAND TAX-FREE FUND
 Statement of Assets and Liabilities (Unaudited)

Assets
December 31, 1998

-----------------
Investments, at amortized cost which approximates market
value........................    $ 1,406,461,169
Cash........................................................
 ..........................             10,447
Receivable for Fund shares
sold.......................................................
20,584,266
Interest
receivable..................................................
 .................          6,540,832
Receivable for investments
sold.......................................................
504,000
Prepaid
expenses....................................................
 ..................             28,157

-----------------
  Total
assets......................................................
 ..................      1,434,128,871

-----------------
Liabilities
Payable for investments
purchased...................................................
 ..         31,505,798
Payable for Fund shares
repurchased.................................................
 ..         20,371,281
Management fee
payable.....................................................
 ...........            575,196
Accrued
expenses....................................................
 ..................            320,338
Distribution fee
payable.....................................................
 .........             88,745

-----------------
  Total
liabilities.................................................
 ..................         52,861,358

-----------------
Net
Assets......................................................
 ......................    $ 1,381,267,513

-----------------

-----------------
Net assets were comprised of:
  Shares of beneficial interest, at
par...............................................    $
13,812,675
  Paid-in capital in excess of
par....................................................
1,367,454,838

-----------------
Net assets, December 31,
1998........................................................
 .    $ 1,381,267,513

-----------------

-----------------
Net asset value, offering price and redemption price per
share ($1,381,267,513 /
  1,381,267,513 shares of beneficial interest ($.01 par
value) issued and

outstanding)................................................
 ........................              $1.00

-----------------

-----------------

See Notes to Financial Statements appearing on page 29.
                                      -26-

 COMMAND TAX-FREE FUND
 Statement of Operations (Unaudited)

                                            Six Months
                                              Ended
                                           December 31,
Net Investment Income                          1998
Income
  Interest.............................    $ 26,231,906
                                        ------------------
Expenses
  Management fee.......................       3,289,373
  Distribution fee.....................         949,426
  Transfer agent's fees................          94,000
  Custodian's fees and expenses........          40,000
  Reports to shareholders..............          15,000
  Trustees' fees.......................          14,000
  Audit fee............................          14,000
  Insurance expense....................          11,000
  Legal fees and expenses..............           5,000
  Miscellaneous........................           2,375
                                        ------------------
    Total expenses.....................       4,434,174
    Less: custodian fee credit.........         (12,562)
                                        ------------------
    Net expenses.......................       4,421,612
                                        ------------------
Net investment income..................      21,810,294
                                        ------------------
Realized Gain on Investments
Net realized gain on investment
  transactions.........................           5,923
                                        ------------------
Net Increase in Net Assets
Resulting from Operations..............    $ 21,816,217
                                        ------------------
                                        ------------------

See Notes to Financial Statements
appearing on page 29.

 COMMAND TAX-FREE FUND
 Statement of Changes in Net Assets (Unaudited)

                          Six Months
                             Ended          Year Ended
Increase (Decrease)      December 31,        June 30,
in Net Assets                1998              1998
Operations
  Net investment
  income............... $    21,810,294   $    39,793,567
  Net realized gain on
    investment
    transactions.......           5,923             6,522
                        ---------------   ---------------
  Net increase in net
    assets resulting
    from operations....      21,816,217        39,800,089
                        ---------------   ---------------
Dividends and
distributions to
shareholders (Note
1).....................     (21,816,217)      (39,800,089)
                        ---------------   ---------------
Fund share transactions
(at $1 per share)
  Net proceeds from
    shares
    subscribed.........   2,670,530,458     5,269,527,972
  Net asset value of
    shares issued in
    reinvestment of
    dividends and
    distributions......      21,816,217        39,800,089
  Cost of shares
  reacquired...........  (2,644,064,416)   (5,105,855,856)
                        ---------------   ---------------
  Net increase in net
    assets from Fund
    share
    transactions.......      48,282,259       203,472,205
                        ---------------   ---------------
Total increase.........      48,282,259       203,472,205
Net Assets
Beginning of period....   1,332,985,254     1,129,513,049
                        ---------------   ---------------
End of period.......... $ 1,381,267,513   $ 1,332,985,254
                        ---------------   ---------------
                        ---------------   ---------------

See Notes to Financial Statements
appearing on page 29.
                                      -27-

 COMMAND TAX-FREE FUND
 Financial Highlights (Unaudited)

                                            Six Months
                                              Ended
Year Ended June 30,
                                           December 31,
------------------------------------------------------------
--------
                                               1998
1998           1997           1996           1995
1994
                                           ------------
----------     ----------     ----------     ----------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...     $     1.000
$    1.000     $    1.000     $    1.000     $    1.000
$  1.000
Net investment income and net realized
  gains................................           0.015
0.031          0.030          0.031          0.032
0.020
Dividends and distributions to
  shareholders.........................          (0.015)
(0.031)        (0.030)        (0.031)        (0.032)
(0.020)
                                           ------------
----------     ----------     ----------     ----------
--------
Net asset value, end of period.........     $     1.000
$    1.000     $    1.000     $    1.000     $    1.000
$  1.000
                                           ------------
----------     ----------     ----------     ----------
--------
                                           ------------
----------     ----------     ----------     ----------
--------
TOTAL RETURN(b)........................            1.46%
3.16%          3.05%          3.12%          3.29%
1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........     $ 1,381,268
$1,332,985     $1,129,513     $1,156,935     $1,055,568
$847,602
Average net assets (000)...............     $ 1,506,697
$1,279,188     $1,181,084     $1,134,257     $  926,888
$908,421
Ratios to average net assets:
  Expenses, including distribution
  fees.................................             .58%(a)
 .60%           .64%           .66%           .66%
 .65%
  Expenses, excluding distribution
  fees.................................             .46%(a)
 .47%           .51%           .54%           .54%
 .53%
  Net investment income................            2.87%(a)
3.11%          3.00%          3.06%          3.05%
1.96%

---------------
(a) Annualized.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
See Notes to Financial Statements appearing on page 29.
                                      -28-

 COMMAND FUNDS
 Notes to Financial Statements (Unaudited)
   Command Money Fund, Command Government Fund and Command
Tax-Free Fund (each a
'Fund' and collectively, the 'Funds') are each registered under the Investment
Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential
Securities Command Account Program of Prudential Securities
Incorporated
(Prudential Securities). The Command Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less.
The Command Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The Command Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

                              The following is a summary
Note 1. Accounting            of significant accounting poli-
Policies                      cies followed by the Funds in
the preparation of
                              their financial statements.
Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
The Fund may hold up to 10% of its net assets in illiquid securities, inlcuding those which are restricted as to disposition under securities law ('restricted securities'). None of the issues of restricted securities held by the Fund at
December 31, 1998 include registration rights under which the Fund may demand registration by the issuer.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.
Federal Income Taxes: Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders.
Therefore, no federal income tax provision is required.
Dividends: Each Fund declares all of its net investment income as dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, and less the estimated expenses of the Fund applicable to the dividend period. Custody Fee Credits: The Command Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested money earns credits which reduce the fees charged by the custodian.

Note 2. Agreements            Each Fund has a manage-
                              ment agreement with Prudential
Investments Fund
Management LLC (PIFM). Pursuant
                                      -29-
to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with the Prudential Investment Corporation (PIC);
PIC furnishes investment advisory services in connection with the management of the Funds. PIFM pays for the cost of the subadvisor's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

   The management fee paid to PIFM is computed daily and payable monthly on the following basis:

         Average Daily             Command      Command
Command
          Net Assets                Money      Government
Tax-Free
-------------------------------    -------     ----------
-------
First $500 million.............      .500%        .400%
 .500%
Second $500 million............      .425%        .400%
 .425%
Third $500 million.............      .375%        .375%
 .375%
Excess of $1.5 billion.........      .350%        .375%
 .375%

   Each Fund had a distribution agreement with Prudential
Securities
Incorporated ('PSI'), which acted as the distributor of the shares of each Fund.
Effective June 1, 1998, Prudential Investment Management Services LLC ('PIMS') became the distributor of the Funds and is serving the Funds under the same terms and conditions as under the arrangement with PSI. Each Fund compensates
PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.
PIFM, PSI, PIC and PIMS are indirect, wholly owned subsidiaries of The
Prudential Insurance Company of America.

Note 3. Other                 Prudential Mutual Fund Ser-
Transactions                  vices LLC (PMFS), a wholly
with Affiliates               owned subsidiary of PIFM,
                              serves as the Funds' transfer
agent. During the
six months ended December 31, 1998 the Funds incurred fees for the services of
PMFS of approximately:

Command Money..................................  $1,692,700
Command Government.............................  $   52,800
Command Tax-Free...............................  $   94,000

   As of December 31, 1998, the following amounts were due to PMFS from the
Funds:

Command Money...................................  $299,556
Command Government..............................  $  8,689
Command Tax-Free................................  $ 14,864

                                      -30-

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
Toll free (800) 222-4324

(LOGO)

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Robin B. Smith
Langdon R. Stevenson
Stephen Stoneburn
Brian M. Storms
Nancy H. Teeters

Officers
Brian M. Storms, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Robert C. Rosselot, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The accompanying financial statements as of December 31, 1998 were not audited and, accordingly, no opinion is expressed upon them. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.